UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04438

Exact name of registrant as specified in charter:	Aberdeen Australia Equity Fund, Inc.

Address of principal executive offices:	800 Scudders Mill Road, Plainsboro, New Jersey 08536

Name and address of agent for service:	Mr. Christian Pittard Aberdeen Asset Management Inc. 1735 Market Street 37th Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-866-839-5205

Date of fiscal year end: 10/31/07

Date of reporting period: 1/31/07

Item 1 – Schedule of Investments – [ INSERT SCHEDULE ]

Portfolio of Investments

January 31, 2007

Shares	Description	Value (US$)
LONG-TERM INVESTMENTS - 96.3%
Common Stocks- 96.3%
Consumer Discretionary- 8.5%
1,099,500	APN News & Media Corporation Limited	$5,161,132
405,000	Billabong International Limited	5,126,066
862,500	TABCORP Holdings Limited	11,664,885

		21,952,083

Consumer Staples- 10.3%
958,000	Foster’s Group Limited	5,023,788
1,197,500	Lion Nathan Limited	7,698,936
761,000	Woolworths Limited	13,999,915

		26,722,639

Energy- 4.5%
406,500	Woodside Petroleum Limited	11,760,567

Financials- 32.6%
798,500	Australia & New Zealand Banking Group Limited	18,005,046
171,500	Australian Stock Exchange Limited	5,034,779
475,500	Bendigo Bank Limited*	4,972,347
268,000	Commonwealth Bank of Australia*	10,387,935
765,000	QBE Insurance Group Limited*	18,251,109
655,000	Suncorp-Metway Limited*	10,959,031
881,000	Westpac Banking Corporation Limited*	17,108,320

		84,718,567

Industrials- 10.7%
1,334,500	Downer EDI Limited	6,812,102
320,500	Leighton Holdings Limited	5,461,700
1,847,000	Qantas Airways Limited	7,711,392
259,500	Wesfarmers Limited*	7,668,475

		27,653,669

Materials- 17.5%
1,143,000	BHP Billiton Limited*	23,054,958
379,000	Rio Tinto Limited*	22,487,703

		45,542,661

Property- 5.0%
755,000	Westfield Group Limited	13,047,390

Telecommunication Services- 3.3%
1,729,000	Telecom Corporation of New Zealand Limited*	5,919,628
788,500	Telstra Corporation Limited*	2,589,671

		8,509,299

Utilities- 3.9%
372,000	AGL Energy Limited	4,987,893
4,789,000	SP Ausnet	5,211,926

		10,199,819

Total Long-Term Investments- 96.3% (cost $158,433,816)		250,106,694

SHORT-TERM INVESTMENT - 2.0%
Par Amount
5,114,000	Repurchase Agreement, State Street Bank and Trust Company, 4.70% dated 1/31/07, due 2/01/07 in the amount of $5,114,668 (collateralized by $3,935,000 U.S. Treasury Bonds, 8.125% due 5/15/21; value $5,220,128)	5,114,000

Total Short-Term Investments- 2.0% (cost $5,114,000)
Total Investments- 98.3% (cost $163,547,816)		255,220,694
Other Assets in Excess of Liabilities - 1.7%		4,427,189

Net Assets- 100.0%		$259,647,883

*	Portion of security is on loan.

Tax Cost of Investments

The United States federal income tax basis of the Fund’s investments and net unrealized appreciation as of January 31, 2007 were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$178,566,556	$77,406,624	$752,486	$76,654,138

Aberdeen Australia Equity Fund, Inc. 1

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) and the Investment Company Act of 1940, as amended) that occurred during the first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Australia Equity Fund, Inc.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Australia Equity Fund, Inc.

Date: March 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Gilbert
Martin Gilbert,
President of
Aberdeen Australia Equity Fund, Inc.

Date: March 29, 2007

By:	/s/ Christian Pittard
Christian Pittard,
Treasurer of
Aberdeen Australia Equity Fund, Inc.

Date: March 29, 2007